Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital.	Share premium account	Translation differences	Other reserves	Accumulated losses	Total
Balance at beginning of year at Dec. 31, 2021	€ 292,075	€ 2,730,391	€ (1,722)	€ (10,177)	€ (367,205)	€ 2,643,362
Net profit / (loss) (-)					(217,991)	(217,991)
Other comprehensive income			129	5,324		5,453
Total comprehensive income / loss (-)			129	5,324	(217,991)	(212,538)
Share-based compensation					88,506	88,506
Exercise of subscription rights	1,530	5,166				6,695
Balance at end of year at Dec. 31, 2022	293,604	2,735,557	(1,593)	(4,853)	(496,689)	2,526,026
Net profit / (loss) (-)					211,697	211,697
Other comprehensive income			392	(1,037)		(645)
Total comprehensive income / loss (-)			392	(1,037)	211,697	211,052
Share-based compensation					56,718	56,718
Exercise of subscription rights	333	1,437				1,770
Balance at end of year at Dec. 31, 2023	293,937	2,736,994	(1,201)	(5,890)	(228,274)	2,795,566
Net profit / (loss) (-)					74,082	74,082
Other comprehensive income			4,673	2,732		7,405
Total comprehensive income / loss (-)			4,673	2,732	74,082	81,487
Share-based compensation					19,886	19,886
Balance at end of year at Dec. 31, 2024	€ 293,937	€ 2,736,994	€ 3,472	€ (3,158)	€ (134,306)	€ 2,896,939